Document and Entity Information	Oct. 03, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Crixus BH3 Acquisition Co
Amendment Flag	false
Entity Central Index Key	0001851612
Document Type	8-K
Document Period End Date	Oct. 03, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40868
Entity Tax Identification Number	86-2249068
Entity Address, Address Line One	819 NE 2nd Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(954)
Local Phone Number	416-3140
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	BHACU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BHAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	BHACW
Security Exchange Name	NASDAQ